Investment in joint ventures and associates_Reconciliations from the net assets of associates based on the ownership ratio to corresponding book value of investment in joint ventures and associates (Details)
$ in Thousands
		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)		Dec. 31, 2018 USD ($)	Dec. 31, 2015 KRW (₩)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Book value		₩ 361,766,000,000		₩ 417,051,000,000	₩ 439,012,000,000		$ 325,066	₩ 643,861,000,000
Woori Blackstone Korea Opportunity Private Equity Fund No. 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset					₩ 57,544,000,000
Ownership					26.40%
Ownership portion of net assets					₩ 15,191,000,000
Basis difference					0
Impairment					0
Intercompany transaction					98,000,000
Book value				0	15,289,000,000			56,044,000,000
Kumho Tire Co Inc
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[1]			₩ 1,065,421,000,000	₩ 1,055,219,000,000
Ownership				14.20%	14.20%
Ownership portion of net assets				₩ 150,767,000,000	₩ 149,324,000,000
Basis difference				48,459,000,000	48,459,000,000
Impairment				(102,843,000,000)	0
Intercompany transaction				2,550,000,000	2,549,000,000
Book value		0		98,933,000,000	200,332,000,000			214,050,000,000
Woori Service Networks Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 3,180,000,000		₩ 3,202,000,000	₩ 2,940,000,000
Ownership		4.90%		4.90%	4.90%
Ownership portion of net assets		₩ 157,000,000		₩ 158,000,000	₩ 145,000,000
Basis difference		0		0	0
Impairment		0		0	0
Intercompany transaction		0		0	0
Book value		157,000,000		158,000,000	145,000,000			139,000,000
Korea Credit Bureau Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 66,009,000,000		₩ 56,181,000,000	₩ 53,923,000,000
Ownership		9.90%		9.90%	9.90%
Ownership portion of net assets		₩ 6,544,000,000		₩ 5,568,000,000	₩ 5,344,000,000
Basis difference		246,000,000		248,000,000	248,000,000
Impairment		0		0	0
Intercompany transaction		0		0	0
Book value		6,790,000,000		5,816,000,000	5,592,000,000			5,291,000,000
Korea Finance Security Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 23,041,000,000		₩ 23,454,000,000	₩ 22,503,000,000
Ownership		15.00%		15.00%	15.00%
Ownership portion of net assets		₩ 3,456,000,000		₩ 3,519,000,000	₩ 3,376,000,000
Basis difference		0		0	0
Impairment		0		0	0
Intercompany transaction		0		0	0
Book value		3,456,000,000		3,519,000,000	3,376,000,000			3,711,000,000
Chin Hung International Inc.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[1]	₩ 79,793,000,000		₩ 81,686,000,000	₩ 65,387,000,000
Ownership		25.30%		25.30%	28.40%
Ownership portion of net assets		₩ 20,192,000,000		₩ 20,671,000,000	₩ 18,593,000,000
Basis difference		24,565,000,000		24,565,000,000	24,565,000,000
Impairment		0		0	0
Intercompany transaction		(16,000,000)		(135,000,000)	(126,000,000)
Book value		44,741,000,000		45,101,000,000	43,032,000,000			43,936,000,000
Poonglim Industrial Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[1]			₩ (168,154,000,000)	₩ (111,156,000,000)
Ownership				29.40%	31.00%
Ownership portion of net assets				₩ (49,446,000,000)	₩ (34,463,000,000)
Basis difference				54,542,000,000	54,149,000,000
Impairment				(20,504,000,000)	(21,062,000,000)
Intercompany transaction				15,408,000,000	1,376,000,000
Book value		0		₩ 0	0			5,313,000,000
STX Engine Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset					₩ 95,784,000,000
Ownership				29.20%	29.20%
Ownership portion of net assets					₩ 28,002,000,000
Basis difference					14,954,000,000
Impairment					0
Intercompany transaction					80,000,000
Book value				₩ 0	43,036,000,000			51,276,000,000
Samho Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset					₩ 251,656,000,000
Ownership					7.80%
Ownership portion of net assets					₩ 19,729,000,000
Basis difference					0
Impairment					0
Intercompany transaction					0
Book value				0	19,729,000,000			14,325,000,000
STX Corporation
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 51,890,000,000	₩ (250,018,000,000)	[1]
Ownership				19.70%	9.50%
Ownership portion of net assets				₩ 10,232,000,000	₩ (23,633,000,000)
Basis difference				24,614,000,000	24,614,000,000
Impairment				(27,904,000,000)	(27,904,000,000)
Intercompany transaction				5,000,000	26,923,000,000
Book value		0		6,947,000,000	0			4,251,000,000
Saman Corporation
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 27,805,000,000		₩ 28,506,000,000	₩ 36,205,000,000
Ownership		9.20%		9.20%	9.20%
Ownership portion of net assets		₩ 2,556,000,000		₩ 2,619,000,000	₩ 3,326,000,000
Basis difference		5,373,000,000		5,373,000,000	5,373,000,000
Impairment		(6,915,000,000)		(6,738,000,000)	0
Intercompany transaction		0		0	0
Book value		1,014,000,000		1,254,000,000	8,699,000,000			8,521,000,000
Woori Growth Partnerships New Technology Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 108,727,000,000		₩ 119,648,000,000	₩ 56,846,000,000
Ownership		23.10%		23.10%	23.10%
Ownership portion of net assets		₩ 25,091,000,000		₩ 27,611,000,000	₩ 13,118,000,000
Basis difference		0		0	0
Impairment		0		0	0
Intercompany transaction		0		0	0
Book value		25,091,000,000		27,611,000,000	13,118,000,000			0
2016KIF-IMM Woori Bank Technology Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 73,219,000,000		₩ 32,435,000,000	₩ 8,751,000,000
Ownership		20.00%		20.00%	20.00%
Ownership portion of net assets		₩ 14,644,000,000		₩ 6,487,000,000	₩ 1,750,000,000
Basis difference		0		0	0
Impairment		0		0	0
Intercompany transaction		656,000,000		353,000,000	50,000,000
Book value		15,300,000,000		6,840,000,000	1,800,000,000			0
K BANK Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 290,597,000,000	[1]	₩ 243,149,000,000	₩ 234,173,000,000
Ownership		14.10%		13.00%	13.00%
Ownership portion of net assets		₩ 40,984,000,000		₩ 31,535,000,000	₩ 30,442,000,000
Basis difference		2,725,000,000		0	0
Impairment		0		0	0
Intercompany transaction		0		200,000,000	0
Book value		43,709,000,000		31,735,000,000	30,442,000,000			0
Woori Renaissance Holdings
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset					₩ 100,708,000,000
Ownership					51.60%
Ownership portion of net assets					₩ 51,965,000,000
Basis difference					0
Impairment					(6,441,000,000)
Intercompany transaction					8,898,000,000
Book value				0	54,422,000,000			37,121,000,000
Woori Columbus First Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset					₩ 305,000,000
Ownership					2.00%
Ownership portion of net assets					₩ 6,000,000
Basis difference					0
Impairment					0
Intercompany transaction					(6,000,000)
Book value					₩ 0			₩ 1,306,000,000
Smart Private Equity Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 14,451,000,000		₩ 14,660,000,000
Ownership		20.00%		20.00%
Ownership portion of net assets		₩ 2,890,000,000		₩ 2,932,000,000
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		2,890,000,000		2,932,000,000
Woori Bank-Company K Korea Movie Asset Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 10,800,000,000		₩ 11,828,000,000
Ownership		25.00%		25.00%
Ownership portion of net assets		₩ 2,700,000,000		₩ 2,957,000,000
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		2,700,000,000		2,957,000,000
Well to Sea no.3 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[1]	₩ 396,248,000,000		₩ 364,909,000,000
Ownership		50.00%		50.00%
Ownership portion of net assets		₩ 198,027,000,000		₩ 182,366,000,000
Basis difference		0		0
Impairment		0		0
Intercompany transaction		(634,000,000)		(57,000,000)
Book value		197,393,000,000		182,309,000,000
Partner One Value Up I Private Equity Fund [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 42,776,000,000
Ownership		23.30%
Ownership portion of net assets		₩ 9,948,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		9,948,000,000
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 20,443,000,000
Ownership		20.00%
Ownership portion of net assets		₩ 4,089,000,000
Basis difference		0
Impairment		0
Intercompany transaction		337,000,000
Book value		4,426,000,000
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 11,909,000,000
Ownership		25.00%
Ownership portion of net assets		₩ 2,977,000,000
Basis difference		0
Impairment		0
Intercompany transaction		48,000,000
Book value		3,025,000,000
Nomura-Rifa Private Real Estate Investment Trust No.17
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 4,019,000,000		₩ 3,758,000,000
Ownership		19.40%		25.00%
Ownership portion of net assets		₩ 780,000,000		₩ 939,000,000
Basis difference		0		0
Impairment		0		0
Intercompany transaction		7,000,000		0
Book value		787,000,000		₩ 939,000,000
Uri Hanhwa Eureka Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 42,151,000,000
Ownership		0.80%
Ownership portion of net assets		₩ 339,000,000
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		₩ 339,000,000

[1]	The net asset amount is after reflecting debt-equity swap and others.